Reverse Merger (Details Textual) - USD ($)	Dec. 15, 2017	Jun. 30, 2018	Dec. 31, 2017	Dec. 31, 2016
Reverse Merger (Textual)
Common stock par value		$ 0.001	$ 0.001	$ 0.001
Red Earth LLC [Member]
Reverse Merger (Textual)
Common stock exchange shares	52,732,969
Promissory note amount	$ 900,000
Common stock par value	$ 0.001
Percentage of beneficial owners	88.00%